Investments carried under the equity method, Breakdown of stand-alone amounts (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Aug. 02, 2019	May 24, 2019	May 09, 2019
Dividend distribution [Abstract]
Dividend distribution		$ 30,528	$ 4,463
Investments in associates [Abstract]
Non-current assets		8,540,607	8,791,336
Current assets		1,119,208	1,127,695
Non-current liabilities		6,971,601	7,423,780
Current liabilities		973,358	739,139
Revenue		1,011,452	1,043,822	$ 1,008,381
Profit/(loss) for the year		74,608	55,269	(104,887)
Investment under the equity method		139,925	53,419	$ 55,784
Share of profit		7,457	5,231
Amherst Island [Member]
Investments in associates [Abstract]
Investment under the equity method						$ 4,900	$ 4,900
Monterrey [Member]
Investments in associates [Abstract]
Investment under the equity method					$ 16,600
Geida Tlemcen, S.L. [Member]
Dividend distribution [Abstract]
Dividend distribution		4,600
Amherst Island Partnership [Member] | Amherst Island [Member]
Dividend distribution [Abstract]
Dividend distribution		$ 25,900
Arroyo Netherlands II B.V [Member]
Investments in associates [Abstract]
% Shares		30.00%
Associate Companies [Member]
Investments in associates [Abstract]
Investment under the equity method		$ 139,925	$ 53,419
AYES Canada [Member] | Amherst Island [Member]
Investments in associates [Abstract]
Investment under the equity method						$ 97,200
Evacuacion Valdecaballeros, S.L. [Member]
Investments in associates [Abstract]
% Shares		57.16%	57.16%
Non-current assets		$ 18,584	$ 19,679
Current assets		1,268	820
Non-current liabilities		13,145	381
Current liabilities		783	420
Revenue		694	320
Operating profit/(loss)		(277)	(668)
Profit/(loss) for the year		(303)	(693)
Investment under the equity method		$ 2,348	$ 8,773
Evacuacion Valdecaballeros, S.L. [Member] | Bottom of Range [Member]
Investments in associates [Abstract]
Percentage of shareholders required for approval of relevant decisions		75.00%
Myah Bahr Honaine, S.P.A. [Member]
Investments in associates [Abstract]
% Shares	[1]	25.50%	25.50%
Non-current assets	[1]	$ 184,332	$ 186,484
Current assets	[1]	63,148	63,224
Non-current liabilities	[1]	71,614	81,942
Current liabilities	[1]	13,562	13,184
Revenue	[1]	51,504	50,118
Operating profit/(loss)	[1]	33,372	25,778
Profit/(loss) for the year	[1]	30,186	22,193
Investment under the equity method	[1]	$ 45,222	43,161
Myah Bahr Honaine, S.P.A. [Member] | Geida Tlemcen, S.L. [Member]
Investments in associates [Abstract]
% Shares		51.00%
Share of profit		$ 7,697	$ 5,659
Pectonex, R.F. Proprietary Limited [Member]
Investments in associates [Abstract]
% Shares		50.00%	50.00%
Non-current assets		$ 3,074	$ 3,186
Current assets		0	0
Non-current liabilities		0	0
Current liabilities		2	2
Revenue		0	0
Operating profit/(loss)		(190)	(209)
Profit/(loss) for the year		(190)	(209)
Investment under the equity method		$ 1,391	$ 1,485
Evacuacion Villanueva del Rey, S.L [Member]
Investments in associates [Abstract]
% Shares		40.02%	40.02%
Non-current assets		$ 2,946	$ 3,190
Current assets		107	257
Non-current liabilities		1,841	2,021
Current liabilities		225	383
Revenue		0	0
Operating profit/(loss)		47	44
Profit/(loss) for the year		0	0
Investment under the equity method		$ 0	$ 0
Ca Ku A1, S.A.P.I de CV (PTS) [Member]
Investments in associates [Abstract]
% Shares		5.00%	5.00%
Non-current assets		$ 486,179	$ 284,375
Current assets		55,423	10,951
Non-current liabilities		0	0
Current liabilities		543,077	295,865
Revenue		0	0
Operating profit/(loss)		(39)	3
Profit/(loss) for the year		(495)	(624)
Investment under the equity method		$ 0	$ 0
Pemcorp SAPI de CV [Member]
Investments in associates [Abstract]
% Shares	[2]	30.00%
Non-current assets	[2]	$ 125,301
Current assets	[2]	72,669
Non-current liabilities	[2]	197,324
Current liabilities	[2]	5,090
Revenue	[2]	32,302
Operating profit/(loss)	[2]	5,737
Profit/(loss) for the year	[2]	(10,073)
Investment under the equity method	[2]	$ 17,179
Pemcorp SAPI de CV [Member] | Arroyo Netherlands II B.V [Member]
Investments in associates [Abstract]
Ownership interest		100.00%
Share of profit		$ 521
ABY Infraestructuras S.L.U. [Member]
Investments in associates [Abstract]
% Shares		20.00%
Non-current assets		$ 0
Current assets		59
Non-current liabilities		0
Current liabilities		0
Revenue		0
Operating profit/(loss)		(104)
Profit/(loss) for the year		(101)
Investment under the equity method		$ 11
Windlectric Inc. [Member]
Investments in associates [Abstract]
% Shares	[3]	30.00%
Non-current assets	[3]	$ 319,041
Current assets	[3]	10,655
Non-current liabilities	[3]	232,938
Current liabilities	[3]	22,424
Revenue	[3]	24,867
Operating profit/(loss)	[3]	11,125
Profit/(loss) for the year	[3]	(6,537)
Investment under the equity method	[3]	$ 73,693
Windlectric Inc. [Member] | Amherst Island Partnership [Member]
Investments in associates [Abstract]
Ownership interest		100.00%
Other Renewable Energy Joint Ventures [Member]
Investments in associates [Abstract]
% Shares	[4]	50.00%
Non-current assets	[4]	$ 47
Current assets	[4]	146
Non-current liabilities	[4]	6
Current liabilities	[4]	70
Revenue	[4]	0
Operating profit/(loss)	[4]	(46)
Profit/(loss) for the year	[4]	(46)
Investment under the equity method	[4]	$ 81

[1]	Myah Bahr Honaine, S.P.A., the project entity, is 51% owned by Geida Tlemcen, S.L. which is accounted for using the equity method in these consolidated financial statements. Share of profit of Myah Bahr Honaine S.P.A. included in these consolidated financial statements amounts to $7,697 thousand in 2019 and $5,659 thousand in 2018.
[2]	Pemcorp SAPI de CV, Monterrey's project entity, is 100% owned by Arroyo Netherlands II B.V. which is accounted for under the equity method in these consolidated financial statements (Note 5). Arroyo Netherlands II B.V. is 30% owned by Atlantica. Share of profit of Pemcorp SAPI de CV included in these consolidated financial statements amounts to $521 thousand in 2019.
[3]	Windlectric Inc., the project entity, is owned 100% by Amherst Island Partnership which is accounted for under the equity method (Note 5).
[4]	Other renewable energy joint ventures correspond to investments made in the following entities located in Colombia: AC Renovables Sol 1 SAS Esp, PA Renovables Sol 1 SAS Esp, SJ Renovables Sun 1 SAS Esp and SJ Renovables Wind 1 SAS Esp.